Schedule of income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total current tax	$ (924)	$ 766	$ (825)
Total deferred tax	382	1,201	963
Total income tax	(541)	1,968	138
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax			(24)
Total deferred tax		149
Total income tax		149	(24)
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax	(924)	766	(849)
Total deferred tax	382	1,350	963
Total income tax	(541)	2,117	114
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total current tax		(52)
Total deferred tax		(96)	(51)
Country of domicile [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Country of domicile [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax		(52)
Total deferred tax		(96)	(51)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Total current tax	(924)	818	(825)
Total deferred tax	382	1,297	1,014
Foreign countries [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax			(24)
Total deferred tax		149
Foreign countries [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax	(924)	818	(849)
Total deferred tax	$ 382	$ 1,446	$ 1,014